Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Note 8 – Segment Information

The Company maintained operating segments; Conventions and ConBox. The Company ceased ConBox operations in 2017, which is the principal reason for the decrease in operating results compared to 2017. The Company evaluated performance of its operating segments based on revenue and operating profit (loss). Segment information for the three and six months ended June 30, 2018 and 2017 and as of June 30, 2018 and December 31, 2017, are as follows:

	Conventions	ConBox	Total
Three Months ended June 30, 2018
Revenue	$5,111,867	$-	$5,111,867
Cost of revenue	(4,489,502)	-	(4,489,502)
Gross margin	622,365	-	622,365)
Operating expenses	(866,636)	-	(866,636)
Operating loss	(244,271)	-	(244,271)

Three Months ended June 30, 2017
Revenue	$4,936,084	$10,461	$4,946,545
Cost of revenue	(5,267,353)	(24,333)	(5,291,686)
Gross margin	(331,269)	(13,872)	(345,141)
Operating expenses	(1,550,096)	(641)	(1,550,737)
Operating loss	(1,881,365)	(14,513)	(1,895,878)

Six Months Ended June 30, 2018
Revenue	$9,103,033	$-	$9,103,033
Cost of revenue	(7,375,836)	-	(7,375,836)
Gross margin	1,727,197	-	1,727,197)
Operating expenses	(1,688,192)	-	(1,688,192)
Operating income	39,005	-	39,005

Six Months Ended June 30, 2017
Revenue	$8,384,041	$84,580	$8,468,621
Cost of revenue	(8,351,855)	(80,161)	(8,432,016)
Gross margin	32,186	4,419	36,605
Operating expenses	(3,185,706)	(28,855)	(3,214,561)
Operating loss	(3,153,520)	(24,436)	(3,177,956)

June 30, 2018
Accounts receivable, net	$272,691	$-	$272,691
Total assets	2,283,770	-	2,283,770
Unearned revenue	1,737,545	-	1,737,545

December 31, 2017
Accounts receivable, net	$336,030	$-	$336,030
Total assets	2,940,089	-	2,940,089
Unearned revenue	2,164,972	-	2,164,972

Note 10 – Segment Information

The Company maintained operating segments; Conventions and ConBox. The Company ceased ConBox operations in 2017, which is the principal reason for the decrease in operating results compared to 2016. The Company evaluated performance of its operating segments based on revenue and operating profit (loss). Segment information for the years ended December 31, 2017 and 2016 and as of December 31, 2017 and 2016, are as follows:

	Conventions	ConBox	Total
Year ended December 31, 2017
Revenue	$14,983,033	$84,580	$15,067,613
Cost of revenue	(14,978,136)	(80,161)	(15,058,297)
Gross margin	4,897	4,419	10,371,076
Operating expenses	(5,314,391)	(32,533)	(5,346,924)
Operating loss	(5,309,494)	(28,114)	(5,337,608)

Year ended December 31, 2016
Revenue	$21,994,433	$707,101	$22,701,534
Cost of revenue	(14,972,190)	(1,029,898)	(16,002,088)
Gross margin	(164,903	-	(164,903
Operating expenses	(6,857,340)	(322,797)	6,534,543)
Operating profit (loss)	(7,627,847)	(88,942	(7,716,789)

December 31, 2017
Accounts receivable, net	$336,030	$-	$336,030
Total assets	2,940,089	-	2,940,089
Unearned revenue	2,164,972	-	2,164,972

December 31, 2016
Accounts receivable, net	$128,561	$59,258	$187,819
Total assets	5,775,871	59,258	5,835,129
Unearned revenue	1,479,392	95,546	1,574,938